Cover	Feb. 18, 2025
Cover [Abstract]
Entity Registrant Name	MARINE PRODUCTS CORPORATION
Entity Central Index Key	0001129155
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 18, 2025
Entity File Number	1-16263
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2572419
Entity Address Address Line 1	2801 Buford Highway NE
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30329
City Area Code	404
Local Phone Number	321-7910
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	MPX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false